UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Huber Select Large Cap Value Fund
Investor Class | HULIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in utilities both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period the Fund reduced its exposure to energy and increased its exposure to consumer staples.

Top Contributors
Eli Lilly & Co.
United Rentals Inc.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and expectations for rate cuts created an unfavorable environment for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Select Large Cap Value Fund	PAGE 1	TSR-AR-007989387

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	28.58	14.00	9.81
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$280,134,580
Number of Holdings	41
Net Advisory Fee	$1,583,288
Portfolio Turnover	33%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
Upbound Group, Inc.	6.5%
Eli Lilly & Co.	6.1%
KBR, Inc.	5.6%
Citigroup, Inc.	4.9%
Philip Morris International, Inc.	4.8%
Northrop Grumman Corp.	4.6%
AT&T, Inc.	4.5%
Bank of America Corp.	4.3%
BP PLC	4.1%
Microsoft Corp.	4.1%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Select Large Cap Value Fund	PAGE 2	TSR-AR-007989387

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 3	TSR-AR-007989387

Huber Select Large Cap Value Fund
Institutional Class | HULEX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in utilities both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period the Fund reduced its exposure to energy and increased its exposure to consumer staples.

Top Contributors
Eli Lilly & Co.
United Rentals Inc.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and expectations for rate cuts created an unfavorable environment for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Select Large Cap Value Fund	PAGE 1	TSR-AR-00768D418

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	29.03	14.37	10.18
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$280,134,580
Number of Holdings	41
Net Advisory Fee	$1,583,288
Portfolio Turnover	33%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
Upbound Group, Inc.	6.5%
Eli Lilly & Co.	6.1%
KBR, Inc.	5.6%
Citigroup, Inc.	4.9%
Philip Morris International, Inc.	4.8%
Northrop Grumman Corp.	4.6%
AT&T, Inc.	4.5%
Bank of America Corp.	4.3%
BP PLC	4.1%
Microsoft Corp.	4.1%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Select Large Cap Value Fund	PAGE 2	TSR-AR-00768D418

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 3	TSR-AR-00768D418

Huber Small Cap Value Fund
Investor Class | HUSIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in real estate both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to health care.

Top Contributors
Golar LNG Ltd.
Miller Industries Inc.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Small Cap Value Fund	PAGE 1	TSR-AR-007989379

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	22.10	9.24	5.47
Bloomberg US 2000 Total Return Index	34.80	9.78	8.41
Bloomberg US 2000 Value Total Return Index	31.98	11.69	8.25
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$78,730,220
Number of Holdings	40
Net Advisory Fee	$617,632
Portfolio Turnover	31%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
Golar LNG Ltd.	8.3%
KBR, Inc.	7.2%
Miller Industries, Inc.	7.1%
First Citizens BancShares, Inc.	6.6%
Upbound Group, Inc.	5.4%
Xperi, Inc.	3.7%
Enova International, Inc.	3.4%
W&T Offshore, Inc.	3.3%
Carter Bankshares, Inc.	3.2%
First United Corp.	3.1%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Small Cap Value Fund	PAGE 2	TSR-AR-007989379

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 3	TSR-AR-007989379

Huber Small Cap Value Fund
Institutional Class | HUSEX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in real estate both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to health care.

Top Contributors
Golar LNG Ltd.
Miller Industries Inc.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Small Cap Value Fund	PAGE 1	TSR-AR-00768D392

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	22.41	9.48	5.73
Bloomberg US 2000 Total Return Index	34.80	9.78	8.41
Bloomberg US 2000 Value Total Return Index	31.98	11.69	8.25
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$78,730,220
Number of Holdings	40
Net Advisory Fee	$617,632
Portfolio Turnover	31%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
Golar LNG Ltd.	8.3%
KBR, Inc.	7.2%
Miller Industries, Inc.	7.1%
First Citizens BancShares, Inc.	6.6%
Upbound Group, Inc.	5.4%
Xperi, Inc.	3.7%
Enova International, Inc.	3.4%
W&T Offshore, Inc.	3.3%
Carter Bankshares, Inc.	3.2%
First United Corp.	3.1%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Small Cap Value Fund	PAGE 2	TSR-AR-00768D392

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 3	TSR-AR-00768D392

Huber Large Cap Value Fund
Investor Class | HUDIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the health care and energy sectors.
POSITIONING
During the period, the Fund reduced its exposure to energy and increased its exposure to financials.

Top Contributors
Eli Lilly & Co.
Golar LNG Ltd.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The period experienced an unfavorable environment for deep value stocks owing to market enthusiasm for AI and expectations for a more favorable rate environment.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Large Cap Value Fund	PAGE 1	TSR-AR-00770X881

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	30.32	9.94	8.04
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,572,045
Number of Holdings	53
Net Advisory Fee	$0
Portfolio Turnover	27%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
Eli Lilly & Co.	11.4%
KBR, Inc.	8.2%
Golar LNG Ltd.	7.9%
Microsoft Corp.	7.3%
Citigroup, Inc.	5.6%
Upbound Group, Inc.	4.6%
Shell PLC	4.3%
First Horizon Corp.	3.0%
BP PLC	3.0%
FedEx Corp.	2.8%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 2	TSR-AR-00770X881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 3	TSR-AR-00770X881

Huber Large Cap Value Fund
Institutional Class | HUDEX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the health care and energy sectors.
POSITIONING
During the period, the Fund reduced its exposure to energy and increased its exposure to financials.

Top Contributors
Eli Lilly & Co.
Golar LNG Ltd.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The period experienced an unfavorable environment for deep value stocks owing to market enthusiasm for AI and expectations for a more favorable rate environment.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Large Cap Value Fund	PAGE 1	TSR-AR-00770X873

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	30.61	10.18	8.28
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,572,045
Number of Holdings	53
Net Advisory Fee	$0
Portfolio Turnover	27%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
Eli Lilly & Co.	11.4%
KBR, Inc.	8.2%
Golar LNG Ltd.	7.9%
Microsoft Corp.	7.3%
Citigroup, Inc.	5.6%
Upbound Group, Inc.	4.6%
Shell PLC	4.3%
First Horizon Corp.	3.0%
BP PLC	3.0%
FedEx Corp.	2.8%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 2	TSR-AR-00770X873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 3	TSR-AR-00770X873

Huber Mid Cap Value Fund
Investor Class | HUMDX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the financial and health care sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to financials.

Top Contributors
Golar LNG Ltd.
Tenet Healthcare Corp.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications CP
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Huber Mid Cap Value Fund	PAGE 1	TSR-AR-00768D178

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Investor Class	21.76	6.75	6.72
Bloomberg US 2500 Total Return Index	33.77	9.81	10.20
Bloomberg US 2500 Value Total Return	30.95	10.39	9.55
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,379,315
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	63%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
KBR, Inc.	9.4%
Golar LNG Ltd.	8.7%
First Citizens BancShares, Inc.	6.0%
Upbound Group, Inc.	5.1%
Enova International, Inc.	4.5%
TETRA Technologies, Inc.	4.2%
Truist Financial Corp.	3.8%
F5 Networks, Inc.	3.7%
United Rentals, Inc.	3.6%
Citigroup, Inc.	3.6%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 2	TSR-AR-00768D178

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 3	TSR-AR-00768D178

Huber Mid Cap Value Fund
Institutional Class | HUMEX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the financial and health care sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to financials.

Top Contributors
Golar LNG Ltd.
Tenet Healthcare Corp.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications CP
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Huber Mid Cap Value Fund	PAGE 1	TSR-AR-00768D160

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Institutional Class	21.94	6.86	6.88
Bloomberg US 2500 Total Return Index	33.77	9.81	10.20
Bloomberg US 2500 Value Total Return	30.95	10.39	9.55
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,379,315
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	63%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)*

Top 10 Issuers	(%)
KBR, Inc.	9.4%
Golar LNG Ltd.	8.7%
First Citizens BancShares, Inc.	6.0%
Upbound Group, Inc.	5.1%
Enova International, Inc.	4.5%
TETRA Technologies, Inc.	4.2%
Truist Financial Corp.	3.8%
F5 Networks, Inc.	3.7%
United Rentals, Inc.	3.6%
Citigroup, Inc.	3.6%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 2	TSR-AR-00768D160

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 3	TSR-AR-00768D160

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire, and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$76,000	$75,600
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$14,400	$14,400
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Huber Funds
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Core Financial Statements
October 31, 2024

Huber Select Large Cap Value Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 4.6%
Northrop Grumman Corp.	25,093	$12,772,839
Banking - 17.9%
Bank of America Corp.	287,546	12,025,174
Citigroup, Inc.	214,268	13,749,577
First Citizens BancShares, Inc. - Class A	1,800	3,487,230
First Horizon Corp.	417,126	7,228,794
JPMorgan Chase & Co.	18,233	4,046,267
Regions Financial Corp.	197,500	4,714,325
Truist Financial Corp.	114,700	4,937,835
		50,189,202
Beverages - 0.8%
Anheuser-Busch InBev SA/NV - ADR	37,900	2,250,123
Biotech & Pharmaceuticals - 9.1%
Eli Lilly & Co.	20,437	16,957,396
Merck & Co., Inc.	14,193	1,452,228
Pfizer, Inc.	249,530	7,061,699
		25,471,323
Chemicals - 0.7%
Innospec, Inc.	17,352	1,870,199
Consumer Services - 6.5%
Upbound Group, Inc.	627,017	18,333,977
Cosmetics/Personal Care - 1.2%
Kenvue, Inc.	143,400	3,288,162
Electric Utilities - 0.6%
Constellation Energy Corp.	6,977	1,834,672
Electrical Equipment - 0.2%
TE Connectivity PLC	3,357	494,889
Food - 0.2%
Tyson Foods, Inc. - Class A	11,458	671,324
Health Care Facilities & Services - 0.8%
Select Medical Holdings Corp.	70,796	2,271,136
Home Construction - 0.3%
Lennar Corp. - Class B	5,560	891,379
Industrial Support Services - 1.8%
United Rentals, Inc.	6,400	5,201,920

The accompanying notes are an integral part of these financial statements.

1

Huber Select Large Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 1.2%
CNO Financial Group, Inc.	100,821	$3,468,242
Internet Media & Services - 1.8%
Lyft, Inc. - Class A(a)	380,200	4,931,194
Oil & Gas Producers - 13.0%
BP PLC - ADR	392,700	11,529,672
Cheniere Energy, Inc.	26,400	5,052,432
Golar LNG Ltd.	154,685	5,608,878
New Fortress Energy, Inc.	468,323	3,938,597
Shell PLC - ADR	151,300	10,220,315
		36,349,894
Retail - Discretionary - 0.8%
Home Depot, Inc.	5,398	2,125,462
Software - 6.6%
Microsoft Corp.	27,928	11,348,543
Oracle Corp.	43,300	7,267,472
		18,616,015
Specialty Finance - 1.9%
Enova International, Inc.(a)	60,709	5,276,219
Technology Services - 9.8%
KBR, Inc.	234,477	15,712,304
Mastercard, Inc. - Class A	14,859	7,423,408
Science Applications International Corp.	30,832	4,448,749
		27,584,461
Telecommunications - 4.5%
AT&T, Inc.	555,380	12,518,265
Tobacco & Cannabis - 4.8%
Philip Morris International, Inc.	102,259	13,569,769
Transportation & Logistics - 2.6%
FedEx Corp.	26,400	7,229,640
Transportation Equipment - 3.4%
General Motors Co.	185,300	9,405,828
TOTAL COMMON STOCKS (Cost $187,764,413)		266,616,134

The accompanying notes are an integral part of these financial statements.

2

Huber Select Large Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Government Obligations Fund - Class X, 4.78%(b)	6,263,603	$6,263,603
First American Treasury Obligations Fund - Class X, 4.74%(b)	6,263,604	6,263,604
TOTAL SHORT-TERM INVESTMENTS (Cost $12,527,207)		12,527,207
TOTAL INVESTMENTS - 99.6% (Cost $200,291,620)		$279,143,341
Other Assets in Excess of Liabilities - 0.4%		991,239
TOTAL NET ASSETS - 100.0%		$280,134,580

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Huber Small Cap Value Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 96.8%
Advertising - 0.4%
Stagwell, Inc.(a)	52,605	$326,677
Asset Management - 2.0%
Virtus Investment Partners, Inc.	7,381	1,597,027
Automotive - 7.1%
Miller Industries, Inc.	84,878	5,571,392
Banking - 23.6%
C&F Financial Corp.	39,394	2,462,913
Carter Bankshares, Inc.(a)	134,813	2,480,559
First Citizens BancShares, Inc. - Class A	2,683	5,197,910
First Horizon Corp.	131,679	2,281,997
First United Corp.	78,008	2,475,974
Northrim BanCorp, Inc.	34,831	2,273,419
Old National Bancorp/IN	26,029	501,319
South State Corp.	9,241	901,275
		18,575,366
Biotech & Pharmaceuticals - 3.1%
Cipher Pharmaceuticals, Inc.(a)	224,700	2,427,183
Chemicals - 2.0%
Innospec, Inc.	14,387	1,550,631
Commercial Support Services - 1.5%
H&R Block, Inc.	20,100	1,200,573
Consumer Services - 5.4%
Upbound Group, Inc.	144,448	4,223,659
Entertainment Content - 2.0%
Lions Gate Entertainment Corp. - Class B(a)	226,106	1,594,047
Health Care Facilities & Services - 1.8%
Medical Facilities Corp.	2,900	30,201
Select Medical Holdings Corp.	16,500	529,320
Tenet Healthcare Corp.(a)	5,801	899,271
		1,458,792
Home Construction - 0.4%
Taylor Morrison Home Corp.(a)	5,000	342,500
Insurance - 3.0%
CNO Financial Group, Inc.	67,244	2,313,193
Global Indemnity Group LLC - Class A	700	23,786
		2,336,979

The accompanying notes are an integral part of these financial statements.

4

Huber Small Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 2.3%
F5 Networks, Inc.(a)	4,000	$935,520
Vivid Seats, Inc. - Class A(a)	221,081	899,800
		1,835,320
Internet Media & Services - 3.1%
Lyft, Inc. - Class A(a)	186,400	2,417,608
Leisure Facilities & Services - 1.8%
Boston Pizza Royalties Income Fund	111,054	1,382,243
Oil & Gas Producers - 13.3%
Golar LNG Ltd.	181,238	6,571,690
Gulfport Energy Corp.(a)	800	110,752
New Fortress Energy, Inc.	138,200	1,162,262
W&T Offshore, Inc.	1,225,653	2,610,641
		10,455,345
Oil & Gas Services & Equipment - 4.5%
Kodiak Gas Services, Inc.	39,195	1,249,537
TETRA Technologies, Inc.(a)	690,298	2,312,498
		3,562,035
Specialty Finance - 3.4%
Enova International, Inc.(a)	30,702	2,668,311
Technology Hardware - 3.7%
Xperi, Inc.(a)	319,147	2,913,812
Technology Services - 10.0%
KBR, Inc.	84,475	5,660,670
Science Applications International Corp.	15,110	2,180,222
		7,840,892
Transportation Equipment - 2.4%
Commercial Vehicle Group, Inc.(a)	659,227	1,918,350
TOTAL COMMON STOCKS (Cost $41,535,860)		76,198,742
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Granite Real Estate Investment Trust	16,937	856,335
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,813)		856,335

The accompanying notes are an integral part of these financial statements.

5

Huber Small Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.78%(b)	1,036,904	$1,036,904
First American Treasury Obligations Fund - Class X, 4.79%(b)	1,036,905	1,036,905
TOTAL SHORT-TERM INVESTMENTS (Cost $2,073,809)		2,073,809
TOTAL INVESTMENTS - 100.5% (Cost $44,131,482)		$79,128,886
Liabilities in Excess of Other Assets - (0.5)%		(398,666)
TOTAL NET ASSETS - 100.0%		$78,730,220

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

Huber Large Cap Value Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	700	$356,314
Automotive - 0.4%
Goodyear Tire & Rubber Co.(a)	6,300	50,463
Banking - 15.1%
Bank of America Corp.	5,300	221,646
Citigroup, Inc.	12,800	821,376
First Citizens BancShares, Inc. - Class A	50	96,868
First Horizon Corp.	25,292	438,310
JPMorgan Chase & Co.	1,100	244,112
Regions Financial Corp.	5,000	119,350
Truist Financial Corp.	6,000	258,300
		2,199,962
Beverages - 0.4%
Anheuser-Busch InBev SA/NV - ADR	1,000	59,370
Biotech & Pharmaceuticals - 12.5%
Eli Lilly & Co.	2,000	1,659,480
Merck & Co., Inc.	1,100	112,552
Pfizer, Inc.	1,600	45,280
		1,817,312
Chemicals - 1.9%
Innospec, Inc.	800	86,224
Olin Corp.	4,800	196,944
		283,168
Consumer Services - 4.6%
Upbound Group, Inc.	23,132	676,380
Electric Utilities - 2.6%
American Electric Power Co., Inc.	300	29,625
Constellation Energy Corp.	533	140,157
Entergy Corp.	900	139,302
NextEra Energy, Inc.	800	63,400
		372,484
Electrical Equipment - 0.3%
TE Connectivity PLC	300	44,226
Entertainment Content - 1.2%
Lions Gate Entertainment Corp. - Class B(a)	10,200	71,910
Walt Disney Co.	1,000	96,200
		168,110

The accompanying notes are an integral part of these financial statements.

7

Huber Large Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - 0.7%
Lamb Weston Holdings, Inc.	500	$38,845
Tyson Foods, Inc. - Class A	1,100	64,449
		103,294
Health Care Facilities & Services - 0.2%
Select Medical Holdings Corp.	1,100	35,288
Industrial Support Services - 1.1%
United Rentals, Inc.	200	162,560
Institutional Financial Services - 0.7%
Goldman Sachs Group, Inc.	200	103,558
Insurance - 1.9%
CNO Financial Group, Inc.	8,073	277,711
Internet - 0.5%
VeriSign, Inc.(a)	400	70,736
Internet Media & Services - 2.2%
Lyft, Inc. - Class A(a)	25,094	325,469
Oil & Gas Producers - 16.7%
BP PLC - ADR	14,900	437,464
Cheniere Energy, Inc.	400	76,552
Chesapeake Energy Corp.	1,000	84,720
Golar LNG Ltd.	31,803	1,153,177
New Fortress Energy, Inc.	7,000	58,870
Shell PLC - ADR	9,300	628,215
		2,438,998
Retail - Consumer Staples - 2.5%
Walmart, Inc.	4,500	368,775
Retail - Discretionary - 1.6%
Home Depot, Inc.	600	236,250
Software - 9.4%
Microsoft Corp.	2,600	1,056,510
Oracle Corp.	1,900	318,896
		1,375,406
Specialty Finance - 1.5%
Enova International, Inc.(a)	2,510	218,144
Technology Services - 10.8%
KBR, Inc.	17,930	1,201,489
Mastercard, Inc. - Class A	550	274,775

The accompanying notes are an integral part of these financial statements.

8

Huber Large Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Services - (Continued)
Science Applications International Corp.	500	$72,145
Visa, Inc. - Class A	100	28,985
		1,577,394
Telecommunications - 1.7%
AT&T, Inc.	6,900	155,526
Verizon Communications, Inc.	2,000	84,260
		239,786
Tobacco & Cannabis - 0.6%
Philip Morris International, Inc.	600	79,620
Transportation & Logistics - 2.8%
FedEx Corp.	1,500	410,775
Transportation Equipment - 2.5%
General Motors Co.	7,300	370,548
TOTAL COMMON STOCKS (Cost $6,867,912)		14,422,101
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.78%(b)	98,795	98,795
First American Treasury Obligations Fund - Class X, 4.79%(b)	98,795	98,795
TOTAL SHORT-TERM INVESTMENTS (Cost $197,590)		197,590
TOTAL INVESTMENTS - 100.3% (Cost $7,065,502)		$14,619,691
Liabilities in Excess of Other Assets - (0.3)%		(47,646)
TOTAL NET ASSETS - 100.0%		$14,572,045

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

9

Huber Mid Cap Value Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 92.2%
Aerospace & Defense - 1.8%
Northrop Grumman Corp.	400	$203,608
Asset Management - 0.2%
Virtus Investment Partners, Inc.	109	23,584
Automotive - 3.0%
Miller Industries, Inc.	5,205	341,656
Banking - 19.9%
Citigroup, Inc.	6,300	404,271
First Citizens BancShares, Inc. - Class A	350	678,072
First Horizon Corp.	21,417	371,157
Regions Financial Corp.	7,600	181,412
South State Corp.	2,052	200,132
Truist Financial Corp.	10,000	430,500
		2,265,544
Biotech & Pharmaceuticals - 0.9%
GSK PLC - ADR	2,800	102,928
Chemicals - 4.4%
Innospec, Inc.	2,788	300,491
Olin Corp.	4,800	196,944
		497,435
Consumer Services - 5.1%
Upbound Group, Inc.	20,000	584,800
Electric Utilities - 0.6%
Entergy Corp.	400	61,912
Food - 0.4%
Conagra Brands, Inc.	700	20,258
Lamb Weston Holdings, Inc.	266	20,666
		40,924
Health Care Facilities & Services - 4.0%
Select Medical Holdings Corp.	2,200	70,576
Tenet Healthcare Corp.(a)	2,500	387,550
		458,126
Industrial Support Services - 3.6%
United Rentals, Inc.	500	406,400
Insurance - 1.4%
CNO Financial Group, Inc.	4,510	155,144
Internet - 5.3%
F5 Networks, Inc.(a)	1,800	420,984
VeriSign, Inc.(a)	1,000	176,840
		597,824

The accompanying notes are an integral part of these financial statements.

10

Huber Mid Cap Value Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet Media & Services - 2.9%
Lyft, Inc. - Class A(a)	25,793	$334,535
Oil & Gas Producers - 15.3%
Cheniere Energy, Inc.	700	133,966
Golar LNG Ltd.	27,339	991,312
New Fortress Energy, Inc.	25,500	214,455
W&T Offshore, Inc.	189,200	402,996
		1,742,729
Oil & Gas Services & Equipment - 4.2%
TETRA Technologies, Inc.(a)	142,924	478,795
Specialty Finance - 4.5%
Enova International, Inc.(a)	5,904	513,117
Technology Services - 11.6%
KBR, Inc.	15,894	1,065,057
Science Applications International Corp.	1,800	259,722
		1,324,779
Transportation & Logistics - 3.1%
FedEx Corp.	1,300	356,005
TOTAL COMMON STOCKS (Cost $6,203,475)		10,489,845
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Granite Real Estate Investment Trust	1,100	55,616
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,536)		55,616
SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%
First American Government Obligations Fund - Class X, 4.78%(b)	397,454	397,454
First American Treasury Obligations Fund - Class X, 4.79%(b)	397,454	397,454
TOTAL SHORT-TERM INVESTMENTS (Cost $794,908)		794,908
TOTAL INVESTMENTS - 99.7% (Cost $7,027,919)		$11,340,369
Other Assets in Excess of Liabilities - 0.3%		38,946
TOTAL NET ASSETS - 100.0%		$11,379,315

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

Huber Funds
STATEMENTS OF ASSETS AND LIABILITIES
at October 31, 2024

	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund
ASSETS
Investments in securities, at value (identified cost $200,291,620 and $44,131,482, respectively)	$279,143,341	$79,128,886
Cash	—	7,323
Receivables
Fund shares issued	200,891	116
Investment securities sold	974,816	—
Dividends and interest	201,206	43,926
Dividend tax reclaim	11,054	11,061
Prepaid expenses	34,488	23,388
Total assets	280,565,796	79,214,700
LIABILITIES
Payables
Fund shares redeemed	43,748	—
Investment securities purchased	—	225,523
Advisory fees	225,945	86,441
12b-1 distribution fees	48,252	84,036
Administration fees	26,434	9,637
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,723	1,723
Custody fees	3,278	2,198
Fund accounting fees	871	909
Shareholder servicing fees	41,450	33,666
Transfer agent fees and expenses	7,349	4,916
Trustee fees and expenses	6,555	6,556
Accrued expenses	3,111	6,375
Total liabilities	431,216	484,480
NET ASSETS	$280,134,580	$78,730,220
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$34,622,434	$27,169,527
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,064,008	987,339
Net asset value, offering and redemption price per share (Note 1)^	$32.54	$27.52
Institutional Class
Net assets applicable to shares outstanding	$245,512,146	$51,560,693
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	7,541,454	1,846,104
Net asset value, offering and redemption price per share (Note 1)^	$32.56	$27.93
COMPONENTS OF NET ASSETS
Paid-in capital	$209,581,501	$59,895,352
Total distributable earnings	70,553,079	18,834,868
Net assets	$280,134,580	$78,730,220

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

12

Huber Funds
STATEMENTS OF ASSETS AND LIABILITIES
at October 31, 2024(Continued)

	Huber Large Cap Value Fund	Huber Mid Cap Value Fund
ASSETS
Investments in securities, at value (identified cost $7,065,502 and $7,027,919, respectively)	$14,619,691	$11,340,369
Receivables
Fund shares sold	—	5
Investment securities sold	—	74,866
Dividends and interest	4,985	4,325
Dividend tax reclaim	742	22
Prepaid expenses	14,917	16,842
Total assets	14,640,335	11,436,429
LIABILITIES
Payables
Advisory fees	11,798	11,858
12b-1 distribution fees	10,226	867
Administration fees	4,999	4,520
Audit fees	22,500	22,501
Chief Compliance Officer fee	1,723	1,723
Custody fees	944	1,029
Fund accounting fees	908	723
Shareholder servicing fees	1,802	805
Transfer agent fees and expenses	2,943	2,895
Trustee fees and expenses	6,556	6,556
Accrued expenses	3,891	3,637
Total liabilities	68,290	57,114
NET ASSETS	$14,572,045	$11,379,315
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$2,181,620	$445,620
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	92,657	27,366
Net asset value, offering and redemption price per share (Note 1)^	$23.55	$16.28
Institutional Class
Net assets applicable to shares outstanding	$12,390,425	$10,933,695
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	522,967	669,881
Net asset value, offering and redemption price per share (Note 1)^	$23.69	$16.32
COMPONENTS OF NET ASSETS
Paid-in capital	$8,434,173	$8,269,336
Total distributable earnings	6,137,872	3,109,979
Net assets	$14,572,045	$11,379,315

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

13

Huber Funds
Statements of Operations
For the Year Ended October 31, 2024

	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld of $11,143 and $21,280, respectively)	$4,661,196	$1,208,046
Interest	508,621	77,134
Total investment income	5,169,817	1,285,180
EXPENSES:
Advisory fees (Note 4)	1,533,262	689,870
Administration fees (Note 4)	183,872	83,908
12b-1 distribution fees - Investor Class (Note 6)	74,502	53,340
Transfer agent fees and expenses (Note 4)	73,937	45,810
Fund accounting fees (Note 4)	47,889	25,250
Registration fees	39,491	31,659
Shareholder servicing fees - Investor Class (Note 5)	29,801	18,168
Audit fees	22,500	22,500
Trustee fees and expenses	19,308	19,308
Custody fees (Note 4)	13,975	13,953
Chief Compliance Officer fee (Note 4)	10,889	10,890
Reports to shareholders	10,639	6,615
Legal fees	7,562	7,547
Miscellaneous expense	5,760	5,628
Insurance expense	4,795	4,128
Total expenses	2,078,182	1,038,574
Less: advisory fee waiver/recoupment (Note 4)	50,026	(72,238)
Net expenses	2,128,208	966,336
Net investment income	3,041,609	318,844
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(4,117,375)	(2,062,338)
Foreign currency	—	(754)
Net change in unrealized appreciation/(depreciation) on:
Investments	41,114,492	15,226,110
Foreign currency	—	(13)
Net realized and unrealized gain on investments and foreign currency	36,997,117	13,163,005
Net Increase in Net Assets Resulting from Operations	$40,038,726	$13,481,849

The accompanying notes are an integral part of these financial statements.

14

Huber Funds
Statements of Operations
For the Year Ended October 31, 2024 (Continued)

	Huber Large Cap Value Fund	Huber Mid Cap Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld of $298 and $808, respectively)	$267,706	$188,665
Interest	11,026	32,346
Total investment income	278,732	221,011
EXPENSES:
Administration fees (Note 4)	48,633	47,616
Transfer agent fees and expenses (Note 4)	28,181	28,215
Fund accounting fees (Note 4)	22,049	21,618
Registration fees	26,593	29,568
Audit fees	22,500	22,500
Trustee fees and expenses	19,308	19,308
Chief Compliance Officer fee (Note 4)	10,889	10,889
Legal fees	7,562	7,562
Miscellaneous expense	5,268	5,402
Custody fees (Note 4)	5,162	5,932
12b-1 distribution fees - Investor Class (Note 6)	4,884	628
Reports to shareholders	—	2,990
Insurance expense	3,312	3,275
Other expenses	2,899	—
Total expenses	207,240	205,503
Less: advisory fee waiver and expenses reimbursed (Note 4)	(109,277)	(99,608)
Net expenses	97,963	105,895
Net investment income	180,769	115,116
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	127,502	(13,069)
Foreign currency	—	17
Net change in unrealized appreciation/(depreciation) on:
Investments	2,816,727	1,974,811
Net realized and unrealized gain on investments and foreign currency	2,944,229	1,961,759
Net Increase in Net Assets Resulting from Operations	$3,124,998	$2,076,875

The accompanying notes are an integral part of these financial statements.

15

Huber Select Large Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,041,609	$1,195,605
Net realized loss on investments	(4,117,375)	(3,950,623)
Net change in unrealized appreciation/(depreciation) on investments	41,114,492	7,201,923
Net increase in net assets resulting from operations	40,038,726	4,446,905
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(145,815)	(109,488)
Net dividends and distributions to shareholders - Institutional Class shares	(1,234,306)	(461,084)
Total distributions to shareholders	(1,380,121)	(570,572)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	150,960,736	18,654,983
Total increase in net assets	189,619,341	22,531,316
NET ASSETS
Beginning of year	90,515,239	67,983,923
End of year	$280,134,580	$90,515,239

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	700,721	$21,344,918	136,916	$3,403,244
Shares issued on reinvestments of distributions	5,053	139,770	4,356	105,894
Shares redeemed**	(329,437)	(10,329,896)	(138,843)	(3,491,346)
Net increase	376,337	$11,154,792	2,429	$17,792
** Net of redemption fees of		$1,181		$—

	Institutional Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,018,258	$150,333,289	971,313	$24,203,655
Shares issued on reinvestments of distributions	41,747	1,151,392	18,687	452,975
Shares redeemed**	(379,293)	(11,678,737)	(244,527)	(6,019,439)
Net increase	4,680,712	$139,805,944	745,473	$18,637,191
** Net of redemption fees of		$6,944		$281

The accompanying notes are an integral part of these financial statements.

16

Huber Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$318,844	$164,317
Net realized loss on:
Investments	(2,062,338)	(1,423,395)
Foreign currency	(754)	(1,761)
Net change in unrealized appreciation/(depreciation) on:
Investments	15,226,110	(851,384)
Foreign currency	(13)	604
Net increase/(decrease) in net assets resulting from operations	13,481,849	(2,111,619)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(90,752)	—
Net dividends and distributions to shareholders - Institutional Class shares	(184,962)	—
Total distributions to shareholders	(275,714)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	7,200,195	2,501,083
Total increase in net assets	20,406,330	389,464
NET ASSETS
Beginning of year	58,323,890	57,934,426
End of year	$78,730,220	$58,323,890

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	27,240	$695,788	63,999	$1,460,859
Shares issued on reinvestments of distributions	3,644	89,231	—	—
Shares redeemed**	(101,100)	(2,536,919)	(77,086)	(1,764,826)
Net decrease	(70,216)	$(1,751,900)	(13,087)	$(303,967)
**Net of redemption fees of		$31		$—

	Institutional Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	375,926	$9,697,702	190,305	$4,541,447
Shares issued on reinvestments of distributions	3,230	80,084	—	—
Shares redeemed**	(33,041)	(825,691)	(73,844)	(1,736,397)
Net increase	346,115	$8,952,095	116,461	$2,805,050
**Net of redemption fees of		$53		$272

The accompanying notes are an integral part of these financial statements.

17

Huber Large Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$180,769	$182,484
Net realized gain/(loss) on investments	127,502	(441,278)
Net change in unrealized appreciation/(depreciation) on investments	2,816,727	295,766
Net increase in net assets resulting from operations	3,124,998	36,972
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(25,612)	(20,900)
Net dividends and distributions to shareholders - Institutional Class shares	(159,544)	(136,174)
Total distributions to shareholders	(185,156)	(157,074)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	1,459,993	190,710
Total increase in net assets	4,399,835	70,608
NET ASSETS
Beginning of year	10,172,210	10,101,602
End of year	$14,572,045	$10,172,210

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,760	$123,879	2,840	$53,039
Shares issued on reinvestments of distributions	1,332	25,612	1,135	20,898
Shares redeemed**	(380)	(8,435)	(6)	(112)
Net increase	6,712	$141,056	3,969	$73,825
**Net of redemption fees of		$3		$—

	Institutional Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	53,935	$1,251,000	265	$5,000
Shares issued on reinvestments of distributions	3,518	67,924	7,365	136,174
Shares redeemed**	—	13	(1,306)	(24,289)
Net increase	57,453	$1,318,937	6,324	$116,885
**Net of redemption fees of		$13		$—

The accompanying notes are an integral part of these financial statements.

18

HUBER MID CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$115,116	$111,406
Net realized gain/(loss) on:
Investments	(13,069)	(514,111)
Foreign currency	17	5
Net change in unrealized appreciation/(depreciation) on:
Investments	1,974,811	(335,967)
Foreign currency	—	6
Net increase/(decrease) in net assets resulting from operations	2,076,875	(738,661)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(4,608)	(9,347)
Net dividends and distributions to shareholders - Institutional Class shares	(121,758)	(157,585)
Total distributions to shareholders	(126,366)	(166,932)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	(305,672)	1,632,344
Total increase in net assets	1,644,837	726,751
NET ASSETS
Beginning of year	9,734,478	9,007,727
End of year	$11,379,315	$9,734,478

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued on reinvestments of distributions	326	$4,608	665	$9,162
Shares redeemed	(341)	(4,839)	(7,750)	(111,089)
Net decrease	(15)	$(231)	(7,085)	$(101,927)

	Institutional Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,214	$236,254	139,105	$1,960,879
Shares issued on reinvestments of distributions	4,177	59,144	11,436	157,585
Shares redeemed	(40,400)	(600,839)	(26,774)	(384,193)
Net increase/(decrease)	(21,009)	$(305,441)	123,767	$1,734,271

The accompanying notes are an integral part of these financial statements.

19

Huber Select Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$25.50	$24.30	$24.44	$16.33	$17.63
Income from investment operations:
Net investment income^	0.38	0.31	0.13	0.11	0.10
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	6.87	1.05	(0.19)	8.33	(1.26)
Total from investment operations	7.25	1.36	(0.06)	8.44	(1.16)
Less distributions:
From net investment income	(0.21)	(0.16)	(0.08)	(0.33)	(0.14)
Redemption fees retained	0.00^+	—	0.00^+	0.00^+	0.00^+
Net asset value, end of year	$32.54	$25.50	$24.30	$24.44	$16.33
Total return	28.58%	5.61%	−0.26%	52.32%	−6.68%
Ratios/supplemental data:
Net assets, end of year (thousands)	$34,622	$ 17,538	$ 16,648	$ 6,251	$5,043
Ratio of expenses to average net assets:
Before advisory fee waiver and expense recoupment	1.32%	1.48%	1.59%	1.67%	1.66%
After advisory fee waiver and expense recoupment	1.34%	1.34%	1.33%	1.26%	1.35%
Ratio of net investment income to average net assets:
Before advisory fee waiver and expense recoupment	1.24%	1.09%	0.28%	0.09%	0.30%
After advisory fee waiver and expense recoupment	1.22%	1.23%	0.54%	0.50%	0.61%
Portfolio turnover rate	33.40%	30.78%	35.89%	48.63%	19.50%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
The accompanying notes are an integral part of these financial statements.

20

Huber Select Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$25.51	$24.27	$24.39	$16.32	$17.62
Income from investment operations:
Net investment income^	0.47	0.39	0.21	0.16	0.17
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	6.88	1.06	(0.19)	8.31	(1.28)
Total from investment operations	7.35	1.45	0.02	8.47	(1.11)
Less distributions:
From net investment income	(0.30)	(0.21)	(0.14)	(0.40)	(0.19)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$32.56	$25.51	$24.27	$24.39	$16.32
Total return	29.03%	6.01%	0.07%	52.71%	−6.38%
Ratios/supplemental data:
Net assets, end of year (thousands)	$ 245,512	$ 72,977	$ 51,336	$ 40,792	$ 41,902
Ratio of expenses to average net assets:
Before advisory fee waiver and expense recoupment	0.97%	1.13%	1.25%	1.40%	1.30%
After advisory fee waiver and expense recoupment	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before advisory fee waiver and expense recoupment	1.55%	1.41%	0.61%	0.36%	0.66%
After advisory fee waiver and expense recoupment	1.53%	1.55%	0.87%	0.77%	0.97%
Portfolio turnover rate	33.40%	30.78%	35.89%	48.63%	19.50%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
The accompanying notes are an integral part of these financial statements.

21

Huber Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.62	$23.45	$23.21	$13.86	$18.02
Income from investment operations:
Net investment income/(loss)^	0.07	0.04	(0.02)	(0.04)	0.00+
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	4.92	(0.87)	0.48	9.47	(4.15)
Total from investment operations	4.99	(0.83)	0.46	9.43	(4.15)
Less distributions:
From net investment income	(0.09)	—	(0.22)	(0.08)	(0.01)
Redemption fees retained	0.00^+	—	0.00^+	0.00^+	0.00^+
Net asset value, end of year	$27.52	$22.62	$23.45	$23.21	$13.86
Total return	22.10%	−3.54%	2.02%	68.19%	−23.03%
Ratios/supplemental data:
Net assets, end of year (thousands)	$ 27,169	$ 23,926	$ 25,107	$ 24,753	$14,937
Ratio of expenses to average net assets:
Before advisory fee waiver	1.67%	1.66%	1.71%	1.86%	2.03%
After advisory fee waiver	1.56%	1.53%	1.53%	1.56%	1.65%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver	0.18%	0.05%	(0.27)%	(0.48)%	(0.35)%
After advisory fee waiver	0.29%	0.18%	(0.09)%	(0.18)%	0.03%
Portfolio turnover rate	30.55%	43.63%	41.12%	75.60%	71.53%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
The accompanying notes are an integral part of these financial statements.

22

Huber Small Cap Value Fund
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.93	$23.73	$23.48	$14.04	$18.23
Income from investment operations:
Net investment income^	0.15	0.08	0.03	0.01	0.05
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	4.97	(0.88)	0.49	9.56	(4.20)
Total from investment operations	5.12	(0.80)	0.52	9.57	(4.15)
Less distributions:
From net investment income	(0.12)	—	(0.27)	(0.13)	(0.04)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$27.93	$22.93	$23.73	$23.48	$14.04
Total return	22.41%	−3.37%	2.25%	68.47%	−22.80%
Ratios/supplemental data:
Net assets, end of year (thousands)	$ 51,561	$ 34,398	$ 32,827	$ 26,662	$18,188
Ratio of expenses to average net assets:
Before advisory fee waiver	1.39%	1.48%	1.53%	1.65%	1.73%
After advisory fee waiver	1.28%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver	0.45%	0.23%	(0.07)%	(0.27)%	(0.05)%
After advisory fee waiver	0.56%	0.36%	0.11%	0.03%	0.33%
Portfolio turnover rate	30.55%	43.63%	41.12%	75.60%	71.53%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
The accompanying notes are an integral part of these financial statements.

23

Huber Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.35	$18.58	$18.89	$13.18	$15.69
Income from investment operations:
Net investment income^	0.27	0.29	0.21	0.20	0.20
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.23	(0.27)	(0.31)	5.74	(2.52)
Total from investment operations	5.50	0.02	(0.10)	5.94	(2.32)
Less distributions:
From net investment income	(0.30)	(0.25)	(0.21)	(0.23)	(0.19)
Redemption fees retained	0.00^+	—	—	—	—
Net asset value, end of year	$23.55	$18.35	$18.58	$18.89	$13.18
Total return	30.32%	0.12%	−0.50%	45.52%	−15.00%
Ratios/supplemental data:
Net assets, end of year (thousands)	$ 2,182	$ 1,577	$1,523	$ 1,646	$1,074
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	1.88%	2.44%	2.32%	2.74%	4.94%
After advisory fee waiver and expense reimbursement	1.00%	1.00%	0.97%	0.89%	1.00%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	0.36%	0.12%	(0.19)%	(0.66)%	(2.58)%
After advisory fee waiver and expense reimbursement	1.24%	1.56%	1.16%	1.19%	1.36%
Portfolio turnover rate	27.16%	33.77%	44.34%	26.45%	36.17%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
The accompanying notes are an integral part of these financial statements.

24

Huber Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.46	$18.68	$18.98	$13.26	$15.75
Income from investment operations:
Net investment income^	0.33	0.34	0.26	0.23	0.23
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.24	(0.26)	(0.32)	5.76	(2.51)
Total from investment operations	5.57	0.08	(0.06)	5.99	(2.28)
Less distributions:
From net investment income	(0.34)	(0.30)	(0.24)	(0.27)	(0.21)
Redemption fees retained	0.00^+	—	0.00^+	—	—
Net asset value, end of year	$23.69	$18.46	$18.68	$18.98	$13.26
Total return	30.61%	0.41%	−0.31%	45.66%	−14.73%
Ratios/supplemental data:
Net assets, end of year (thousands)	$ 12,390	$ 8,595	$8,579	$ 8,808	$2,788
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	1.63%	2.19%	2.10%	2.60%	4.69%
After advisory fee waiver and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	0.61%	0.38%	0.04%	(0.52)%	(2.33)%
After advisory fee waiver and expense reimbursement	1.49%	1.82%	1.39%	1.33%	1.61%
Portfolio turnover rate	27.16%	33.77%	44.34%	26.45%	36.17%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
The accompanying notes are an integral part of these financial statements.

25

Huber Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.53	$14.95	$14.80	$9.53	$12.32
Income from investment operations:
Net investment income^	0.14	0.18	0.13	0.05	0.04
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	2.78	(1.33)	0.16	5.30	(2.83)
Total from investment operations	2.92	(1.15)	0.29	5.35	(2.79)
Less distributions:
From net investment income	(0.17)	(0.27)	(0.14)	(0.08)	(0.00)+
Redemption fees retained	0.00^+	—	0.00^+	—	—
Net asset value, end of year	$16.28	$13.53	$14.95	$14.80	$9.53
Total return	21.76%	−7.72%	1.99%	56.34%	−22.65%
Ratios/supplemental data:
Net assets, end of year (thousands)	$445	$370	$516	$510	$256
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	2.09%	2.64%	2.76%	3.71%	13.99%
After advisory fee waiver and expense reimbursement	1.15%	1.05%	1.05%	1.14%	1.30%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	0.00%	(0.33)%	(0.86)%	(2.18)%	(12.29)%
After advisory fee waiver and expense reimbursement	0.94%	1.26%	0.85%	0.39%	0.40%
Portfolio turnover rate	63.23%	66.66%	73.00%	59.38%	118.94%

^	Based on average shares outstanding.
+	Less than $.005 per share.
The accompanying notes are an integral part of these financial statements.

26

Huber Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.55	$14.97	$14.83	$9.55	$12.33
Income from investment operations:
Net investment income^	0.17	0.18	0.13	0.08	0.07
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	2.78	(1.32)	0.17	5.30	(2.85)
Total from investment operations	2.95	(1.14)	0.30	5.38	(2.78)
Less distributions:
From net investment income	(0.18)	(0.28)	(0.16)	(0.10)	(0.00)+
Redemption fees retained	0.00	—	0.00^+	—	—
Net asset value, end of year	$16.32	$13.55	$14.97	$14.83	$9.55
Total return	21.94%	−7.66%	2.02%	56.61%	−22.55%
Ratios/supplemental data:
Net assets, end of year (thousands)	$ 10,934	$9,364	$ 8,492	$ 6,958	$1,310
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	1.94%	2.59%	2.71%	3.57%	13.69%
After advisory fee waiver and expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	0.16%	(0.30)%	(0.81)%	(2.05)%	(11.99)%
After advisory fee waiver and expense reimbursement	1.10%	1.29%	0.90%	0.52%	0.70%
Portfolio turnover rate	63.23%	66.66%	73.00%	59.38%	118.94%

^	Based on average shares outstanding.
+	Less than $.005 per share.
The accompanying notes are an integral part of these financial statements.

27

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024
NOTE 1 – ORGANIZATION
The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation. The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007. As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares. The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012. The Mid Cap Value Fund commenced operations on December 31, 2015.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

28

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2024, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Distributable Earnings	Paid-in Capital
Huber Select Large Cap Value Fund	$—	$—
Huber Small Cap Value Fund	1,949	(1,949)
Huber Large Cap Value Fund	—	—
Huber Mid Cap Value Fund	—	—

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

29

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
I.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).
Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Huber Capital Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio

30

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2024:
Huber Select Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$266,616,134	$ —	$ —	$266,616,134
Money Market Funds	12,527,207	—	—	12,527,207
Total Assets	$279,143,341	$—	$—	$279,143,341

Huber Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$76,198,742	$ —	$ —	$76,198,742
Real Estate Investment Trusts	856,335	—	—	856,335
Money Market Funds	2,073,809	—	—	2,073,809
Total Assets	$79,128,886	$—	$—	$79,128,886

Huber Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$14,422,101	$ —	$ —	$14,422,101
Money Market Funds	197,590	—	—	197,590
Total Assets	$14,619,691	$—	$—	$14,619,691

Huber Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$10,489,845	$ —	$ —	$10,489,845
Real Estate Investment Trusts	55,616	—	—	55,616
Money Market Funds	794,908	—	—	794,908
Total Assets	$11,340,369	$—	$—	$11,340,369

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and

31

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion. The Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.75% through February 28, 2025. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99% through February 28, 2025. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion. The Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00% through February 28, 2025. The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets. The Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00% through February 28, 2025. For the year ended October 31, 2024, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.28%(a)
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

Percent of average daily net assets of the Funds.
(a)
Effective December 1, 2023, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Huber Small Cap Value Fund expenses in order to limit total annual fund operating expenses (excluding, if applicable, acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses, such as distribution (12b-1) fees or shareholder servicing plan fees) to 1.28% of average daily net assets of the Fund. Prior to December 1, 2023, the expense cap for the Huber Small Cap Value Fund was 1.35%.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended October 31, 2024, the Adviser reduced its fees and absorbed Fund expenses in the amount of $11,491 for the Select Large Cap Value Fund, $92,286 for the Small Cap Value Fund, $121,075 for the Large Cap Value Fund, and $111,466 for the Mid Cap Value Fund.

32

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
During the year ended October 31, 2024, the Adviser recouped management fees in the amount of $61,517 from the Select Large Cap Value Fund, $20,048 from the Small Cap Value Fund, $11,798 from the Large Cap Value Fund, and $11,858 from the Mid Cap Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
10/31/2025	$85,385	$80,166	$136,091	$135,635
10/31/2026	109,964	77,007	147,839	137,835
10/31/2027	11,491	92,286	121,075	111,466
	$206,840	$249,459	$405,005	$384,936

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2024, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended October 31, 2024, the shareholder servicing fees accrued by each Fund’s Investor Class are disclosed in the statements of operations. The Large Cap Value Fund and the Mid Cap Value Fund did not accrue shareholder servicing fees during the year ended October 31, 2024.
NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares. For the year ended October 31, 2024, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

33

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
Purchases	$207,303,225	$26,741,426	$4,942,313	$6,326,257
Sales	65,225,274	21,050,481	3,320,647	7,145,310

During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities in any of the Funds.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended October 31, 2024, and the year ended October 31, 2023, was as follows:

	Select Large Cap Value Fund
	October 31, 2024	October 31, 2023
Ordinary income	$1,380,121	$570,572

	Small Cap Value Fund
	October 31, 2024	October 31, 2023
Ordinary income	$275,714	$—

	Large Cap Value Fund
	October 31, 2024	October 31, 2023
Ordinary income	$185,156	$ 157,074

	Mid Cap Value Fund
	October 31, 2024	October 31, 2023
Ordinary income	$126,366	$ 166,932

As of October 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Select Large Cap Value Fund	Small Cap Value Fund
Cost of investments for tax purposes(a)	$200,808,304	$45,050,257
Gross tax unrealized appreciation	86,139,635	37,905,996
Gross tax unrealized depreciation	(7,804,598)	(3,827,367)
Net tax unrealized appreciation	78,335,037	34,078,629
Net unrealized depreciation on foreign currency	—	(193)
Undistributed ordinary income	2,614,187	195,424
Undistributed long-term capital gain	—	—
Total distributable earnings	2,614,187	195,424
Other accumulated losses	(10,396,145)	(15,438,992)
Total accumulated earnings/(losses)	$70,553,079	$18,834,868

34

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)

	Large Cap Value Fund	Mid Cap Value Fund
Cost of investments for tax purposes(a)	$7,119,248	$7,059,834
Gross tax unrealized appreciation	7,696,084	4,416,418
Gross tax unrealized depreciation	(195,641)	(135,883)
Net tax unrealized appreciation	7,500,443	4,280,535
Undistributed ordinary income	133,547	106,831
Undistributed long-term capital gain	—	—
Total distributable earnings	133,547	106,831
Other accumulated losses	(1,496,118)	(1,277,387)
Total accumulated earnings/(losses)	$6,137,872	$3,109,979

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales, PFICs and partnerships.
At October 31, 2024, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$10,381,509	$14,636
Small Cap Value Fund	12,587,741	2,851,251
Large Cap Value Fund	1,183,287	312,831
Mid Cap Value Fund	1,058,978	218,409

These capital losses may be carried forward indefinitely to offset future gains.
NOTE 9 – CONTROL OWNERSHIP
A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
LPL Financial	—	29.78%
Pershing LLC	51.64%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	36.91%
Shadowlawn Investments LP	52.72%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	51.12%
Morgan Stanley Smith Barney LLC	68.54%	25.00%
National Financial Services LLC	31.35%	—

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	52.98%
Hilton Family Trust	88.51%	—

35

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Initial Public Offering Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not

36

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.
•
Sector Emphasis Risk – The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

•
Small-Cap Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Companies Risk (Mid Cap Value Fund only) – Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

•
Large-Sized Company Risk (Select Large Cap Value Fund) – The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

NOTE 11 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	For(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01)Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02)Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03)Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

37

THE HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 12 – OTHER TAX INFORMATION
The Funds declared an income distribution to be paid on December 17, 2024, to shareholders of record on December 16, 2024, as follows:

Distribution rate per share
Select Large Cap Value Fund
Investor Class	$0.30364445
Institutional Class	$0.40821853
Small Cap Value Fund
Investor Class	$0.03142593
Institutional Class	$0.11244808
Large Cap Value Fund
Investor Class	$0.26039495
Institutional Class	$0.31648858
Mid Cap Value Fund
Investor Class	$0.16869726
Institutional Class	$0.19754299

38

THE HUBER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Huber Select Large Cap Value Fund, Huber Small Cap Value Fund, Huber Large Cap Value Fund, and Huber Mid Cap Value Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2024

39

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/7/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.